  SELECT DIMENSIONS ASSETMANAGER
  VARIABLE ANNUITY
  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
  SEPARATE ACCOUNT THREE
  SUPPLEMENT DATED SEPTEMBER 8, 1999 TO THE
  PROSPECTUS DATED MAY 3, 1999

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The tables and accompanying footnotes under the section entitled "Fee Table --
Summary" should be deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  MANAGEMENT         OTHER          TOTAL FUND
                                                                     FEES           EXPENSES         OPERATING
                                                                  INCLUDING                          EXPENSES
                                                                   WAIVERS                           INCLUDING
                                                                                                     WAIVERS
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
 INVESTMENT SERIES:
Money Market Portfolio                                              0.500%           0.050%           0.550%
North American Government Securities Portfolio                      0.650%           0.500%           1.150%
Diversified Income Portfolio                                        0.400%           0.090%           0.490%
Balanced Growth Portfolio                                           0.620%           0.090%           0.710%
Utilities Portfolio                                                 0.650%           0.060%           0.710%
Dividend Growth Portfolio                                           0.600%           0.030%           0.630%
Value-Added Market Portfolio                                        0.500%           0.050%           0.550%
Growth Portfolio                                                    0.810%           0.250%           1.060%
American Value Portfolio                                            0.620%           0.040%           0.660%
Mid-Cap Growth Portfolio (1)                                        0.750%           0.230%           0.980%
Global Equity Portfolio                                             1.000%           0.100%           1.100%
Developing Growth Portfolio                                         0.500%           0.090%           0.590%
Emerging Markets Portfolio                                          1.250%           0.480%           1.730%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
High Yield Portfolio (2)                                            0.150%           0.650%           0.800%
Mid-Cap Value Portfolio (2)                                         0.230%           0.820%           1.050%
Emerging Markets Debt Portfolio (2)                                 0.270%           1.250%           1.520%
Emerging Markets Equity Portfolio (2)                               0.000%           1.750%           1.750%
Fixed Income  Portfolio (2)                                         0.060%           0.640%           0.700%


VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3)                                       0.000%           0.650%           0.650%
Enterprise Portfolio (3)                                            0.460%           0.140%           0.600%

(1) With respect to the Mid-Cap Growth Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to April 30, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Fixed Income, Emerging Markets Equity, and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios for certain other expenses. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                    TOTAL FUND
                                                                  MANAGEMENT        OTHER           OPERATING
PORTFOLIO                                                            FEES          EXPENSES          EXPENSES
High Yield                                                          0.500%           0.650%           1.150%
Mid-Cap Value                                                       0.750%           0.820%           1.570%
Fixed Income                                                        0.400%           0.640%           1.040%
Emerging Markets Equity                                             1.250%           2.200%           3.450%
Emerging Markets Debt                                               0.800%           1.250%           2.050%

(2) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                    TOTAL FUND
                                                                  MANAGEMENT         OTHER          OPERATING
PORTFOLIO                                                           FEES            EXPENSES        EXPENSES
Strategic Stock                                                     0.500%           2.090%           2.590%
Enterprise                                                          0.500%           0.170%           0.670%

The following should be added to the Example following the Annual Fund Operating Expenses:



                 If you surrender your Contract at  If you annuitize your Contract at     If you do not surrender your
                   the end of the applicable time     the end of the applicable time      Contract, you would pay the
                      period you would pay the           period you would pay the        following expenses on a $1,000
                   following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                  investment, assuming a 5% annual   investment, assuming a 5% annual          return on assets:
                         return on assets:                  return on assets:

SUB-ACCOUNT         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Fixed Income         $96     $154    $206      $356      $32     $100     $170     $355      $33     $100     $170     $356
Emerging Markets     $85     $122    $153      $251      $22     $68      $116     $251      $22     $68      $117     $251
   Equity


The investment objective of the Utilities Portfolio in the section entitled "The Portfolios -- Morgan Stanley Dean Witter Select Dimensions Investment Series" deleted and replaced with the following:

  UTILITIES PORTFOLIO

  Seeks to provide current income and capital appreciation.

The MidCap Growth Portfolio's name is changed to MidCap Equity Portfolio. All references in the prospectus and statement of additional information to "MidCap Growth Portfolio" should be replaced with "MidCap Equity Portfolio."

HV-2427

333-52707